Taxes - Income tax expense (Details) $ in Millions	9 Months Ended
	Sep. 30, 2022 COP ($) $ / bbl	Sep. 30, 2021 COP ($)
Income tax expense
Current income tax expense	$ 13,586,947	$ 4,246,737
Deferred income tax expense	2,613,356	1,817,892
Adjustments to prior years' current and deferred tax	13,762	(18,960)
Income tax expense	$ 16,214,065	$ 6,045,669
Effective tax rate	37.10%	34.90%
Nominal income rate	35.00%	31.00%
Percentage of increase in average price of crude oil, natural gas and refined products	54.00%
Increase in average price per barrel of crude oil, natural gas and refined products | $ / bbl	35.2
Refineria de Cartagena
Income tax expense
Increase in effective tax rate	2.20%
Nominal income rate	15.00%